JOHN HANCOCK FUNDS II

200 Berkeley Street

Boston, Massachusetts 02116

January 5, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the “Registrant”)

       File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds (see Appendix A following), each dated January 1, 2023, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 246 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 248 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on December 23, 2022 via EDGAR, accession number 0001133228-22-007869.

If you have any questions, please email me at tdee@jhancock.com.

Sincerely,

/s/ Thomas Dee, Esq.
Thomas Dee, Esq.
Assistant Secretary of the Trust

Appendix A

1.   Alternative Asset Allocation Fund

2.   Blue Chip Growth Fund

3.   Capital Appreciation Fund

4.   Capital Appreciation Value Fund

5.   Core Bond Fund

6.   Emerging Markets Fund

7.   Emerging Markets Debt Fund

8.   Equity Income Fund

9.   Floating Rate Income Fund

10. Fundamental Global Franchise

11. Global Equity Fund

12. Health Sciences Fund

13. High Yield Fund

14. International Small Company Fund

15. International Strategic Equity Allocation Fund

16. Lifestyle Blend Aggressive Portfolio (formerly Multi-Index Lifestyle Aggressive Portfolio)

17. Lifestyle Blend Balanced Portfolio (formerly Multi-Index Lifestyle Balanced Portfolio)

18. Lifestyle Blend Conservative Portfolio (formerly Multi-Index Lifestyle Conservative Portfolio)

19. Lifestyle Blend Growth Portfolio (formerly Multi-Index Lifestyle Growth Portfolio)

20. Lifestyle Blend Moderate Portfolio (formerly Multi-Index Lifestyle Moderate Portfolio)

21. 2010 Lifetime Blend Portfolio (formerly Multi-Index 2010 Lifetime Portfolio)

22. 2015 Lifetime Blend Portfolio (formerly Multi-Index 2015 Lifetime Portfolio)

23. 2020 Lifetime Blend Portfolio (formerly Multi-Index 2020 Lifetime Portfolio)

24. 2025 Lifetime Blend Portfolio (formerly Multi-Index 2025 Lifetime Portfolio)

25. 2030 Lifetime Blend Portfolio (formerly Multi-Index 2030 Lifetime Portfolio)

26. 2035 Lifetime Blend Portfolio (formerly Multi-Index 2035 Lifetime Portfolio)

27. 2040 Lifetime Blend Portfolio (formerly Multi-Index 2040 Lifetime Portfolio)

28. 2045 Lifetime Blend Portfolio (formerly Multi-Index 2045 Lifetime Portfolio)

29. 2050 Lifetime Blend Portfolio (formerly Multi-Index 2050 Lifetime Portfolio)

30. 2055 Lifetime Blend Portfolio (formerly Multi-Index 2055 Lifetime Portfolio)

31. 2060 Lifetime Blend Portfolio (formerly Multi-Index 2060 Lifetime Portfolio)

32. 2065 Lifetime Blend Portfolio (formerly Multi-Index 2065 Lifetime Portfolio)

33. Mid Value Fund

34. Multi-Asset High Income Fund

35. Multimanager 2010 Lifetime Portfolio

36. Multimanager 2015 Lifetime Portfolio

37. Multimanager 2020 Lifetime Portfolio

38. Multimanager 2025 Lifetime Portfolio

39. Multimanager 2030 Lifetime Portfolio

40. Multimanager 2035 Lifetime Portfolio

41. Multimanager 2040 Lifetime Portfolio

42. Multimanager 2045 Lifetime Portfolio

43. Multimanager 2050 Lifetime Portfolio

44. Multimanager 2055 Lifetime Portfolio

45. Multimanager 2060 Lifetime Portfolio

46. Multimanager 2065 Lifetime Portfolio

47. New Opportunities Fund

48. Opportunistic Fixed Income Fund

49. Income Preservation Blend Portfolio (formerly Multi-Index Income Preservation Portfolio)

50. 2025 Preservation Blend Portfolio (formerly Multi-Index 2025 Preservation Portfolio)

51. 2030 Preservation Blend Portfolio (formerly Multi-Index 2030 Preservation Portfolio

52. 2035 Preservation Blend Portfolio (formerly Multi-Index 2035 Preservation Portfolio

53. 2040 Preservation Blend Portfolio (formerly Multi-Index 2040 Preservation Portfolio

54. 2045 Preservation Blend Portfolio (formerly Multi-Index 2045 Preservation Portfolio

55. 2050 Preservation Blend Portfolio (formerly Multi-Index 2050 Preservation Portfolio

56. 2055 Preservation Blend Portfolio (formerly Multi-Index 2055 Preservation Portfolio

57. 2060 Preservation Blend Portfolio (formerly Multi-Index 2060 Preservation Portfolio

58. 2065 Preservation Blend Portfolio (formerly Multi-Index 2065 Preservation Portfolio

59. Real Estate Securities Fund

60. Science & Technology Fund

61. Small Cap Growth Fund

62. Small Cap Value Fund

63. Strategic Income Opportunities Fund

64. U.S. Sector Rotation Fund